Costs and Estimated Earnings on Uncompleted Contracts (Tables)	12 Months Ended
Jan. 31, 2014
Text Block [Abstract]
Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consisted of the following:

	As of January 31,
(in thousands)	2014	2013
Cost incurred on uncompleted contracts	$1,245,693	$1,410,722
Estimated earnings	348,501	346,862

	1,594,194	1,757,584
Less: Billing to date	1,529,992	1,689,082

Total	$64,202	$68,502

Included in the accompanying balance sheets under the following captions:
Costs and estimated earnings in excess of billings on uncompleted contracts	$88,744	$97,696
Other noncurrent assets (non-current retainage)	6,713	5,675
Billings in excess of costs and estimated earnings on uncompleted contracts	(31,255)	(34,869)

Total	$64,202	$68,502